Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Other long-term assets	$ 5,632,000	$ 2,779,000
Deposits for vessels acquisitions	2,853,000	2,770,000	$ 0
Panamax vessel
Property Plant And Equipment [Line Items]
Other long-term assets	$ 2,770	2,770
Deposits for vessels acquisitions		$ 5,540
Vessel capacity in DWT		81,000